UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2019

Item #1. Reports to Stockholders.

INDEX	Clifford Capital Partners Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2019 (unaudited)

Clifford Capital Partners Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

Clifford Capital Partners Fund

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2019 and are subject to change at any time.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Semi-Annual Report for the period October 1, 2018 – March 31, 2019

We hope that this letter finds you all well. We are grateful for your investment in the Clifford Capital Partners Fund (“the Fund”) and thank you for your support.

Invitation to Visit the Fund Website at www.cliffordcapfund.com

As the Fund continues to grow, we want to communicate with all shareholders, including those of you who may have purchased the Fund through brokerage accounts, where we often cannot reach you directly. As such, we invite you to bookmark the Fund website, where you may find our most recent commentary and other information relevant to the Fund. In addition to quarterly reports, we may post additional commentary that we hope you’ll find instructive for your investment in the Fund. We also welcome your feedback on how we may serve you better: contact information is also found on the Fund website.

Fund Performance

	Semi-Annual Return (10/1/18 - 3/31/19)	One-Year Return	3-Year Return, Annualized	5-Year Return, Annualized	Total Return, Since Inception (1/30/14)	Total Return, Annualized Since Inception (1/30/14)
Institutional Class (CLIFX)	1.01%	8.63%	14.44%	10.19%	76.23%	11.60%
Investor Class (CLFFX)	0.94%	8.44%	14.21%	9.97%	74.52%	11.39%
Russell 3000® Value[1] Index	-1.76%	5.30%	10.48%	7.56%	52.45%	8.51%

(Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 628-4077. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.)

1The Russell 3000® Value Index is a capitalization-weighted index which is designed to measure performance of Russell 3000 Index companies, with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Shareholder Letter - continued

While the Fund’s return and that of its benchmark were relatively benign over the six-month period ended March 31, 2019, the journey to get there was anything but dull! The last quarter of 2018 was characterized by widespread losses—especially for the stocks of smaller companies—while the first quarter of 2019 provided a strong bounce back, allowing the Fund to fully recoup its losses. While there were a multitude of potential reasons cited for the market’s sharp decline at the end of 2018 (none of which were overly compelling to us), it seems to be a widely-held consensus that the increase thus far in 2019 is due to the Fed’s seemingly newfound patience with raising rates and reducing monetary stimulus.

As always, we don’t spend much time trying to decipher (or base our investment decisions on) top-down, macroeconomic happenings. Instead, our long-term oriented, bottom-up, stock-by-stock investment approach strives to take advantage of the market’s mood swings: seeking bargains when markets are despondent, and often providing liquidity in our stocks when markets become more euphoric.

Value Investing – the constant search for mispriced stocks

The late Sir John Templeton, one of my personal favorite investors and a tremendous human being, once stated, “To buy when others are despondently selling and to sell when others are euphorically buying takes the greatest courage but provides the greatest profit.” We agree wholeheartedly but would also add that a contrarian viewpoint alone is not enough – the viewpoint must be both different and correct (or at least more correct than not!). This idea is summarized succinctly by a quote from another one of my favorite investors, Seth Klarman, the founder, CEO and portfolio manager of The Baupost Group, an extremely successful hedge fund who once said, “Value investing is at its core the marriage of a contrarian streak and a calculator.” The contrarian viewpoint requires the right temperament—the “courage” spoken of by Templeton—while the “calculator” part is shorthand for the analysis that must be performed to have confidence that valuation is sufficiently attractive, and the potential rewards far outweigh the potential risks of each investment.

In our experience one of the most common reasons for the existence of mispriced/undervalued stocks is due to behavioral/emotional reasons, hence the use of descriptive terms like “despondent” and “euphoric” when describing investment conditions at their extremes. Investors often overreact to short-term events or are influenced by herd behavior (it’s more comfortable in a crowd), which can lead to investment opportunity. This element of value investing is well known.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Shareholder Letter - continued

We are also seeing more evidence over the past few years that the growing influence of passive strategies, algorithmic trading, high speed traders, and other strategies that are not traditional active strategies like ours, is having a larger effect on the marketplace and individual stocks. This too may lead to mispriced/undervalued stocks in the short-term when stocks trade on non-fundamental reasons such as index rebalancing, an algorithmic trade trigger, or money flows into/out of large passive funds.

Using an example from the Fund, one of our current holdings, Stericycle (ticker: SRCL – 4.71% of the Fund at March 31, 2019) had a bizarre period of trading around the time it was removed from the S&P 500® Index on November 30, 2018. Although in our view it was already trading for a bargain basement price, starting on November 30, the stock declined every trading day for 16 consecutive days (on much higher than average volume) – an unprecedented event in the history of the company’s life as a public company. There was no fundamental news about the company during this period. Even though the market also performed poorly over this time frame, we would have expected Stericycle’s stock to hold up better than most, given that the company’s flagship medical waste disposal business would generally be considered a “safe haven” in times of difficulty. Instead, the stock declined 27.0% over those 16 trading days, 12.8% worse than the Russell 3000® Value Index.

We believe the majority of this decline in SRCL stock was simply due to the stock’s removal from the most popular index in the U.S. and had essentially nothing to do with anything company-specific or fundamental. We also firmly believed that the decline provided tremendous future value to whomever was willing to buy the shares (which we acknowledge provided little comfort for those of us who owned it throughout the downdraft!). As such, we added to the position during the decline.

As bizarre as that 16-day losing streak was, when the selling was exhausted, we later witnessed Stericycle stock increase for 18 consecutive trading days starting on December 31 – again an unprecedented experience in the stock’s history. During that period, it increased about 11% more than the Russell 3000® Value Index, and the stock has been one of our top performers in 2019 thus far.

In our view, neither of these “streaks” made much sense, but we think it’s an applicable example of the influence of non-fundamental forces that we believe are affecting the market these days. We also think it’s an example of the type of bargain that a discerning value investor can take advantage of as passive and other non-traditional asset managers become a larger percentage of what drives the market’s day to day movements.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Shareholder Letter - continued

In our opinion, successful value investing requires differentiated thinking, differentiated analysis, and the ability to move against the crowd when our fundamental research suggests it’s a prudent thing to do. We strive to live by these principles at Clifford Capital.

Final Comments

Thank you for your investment in the Fund. We have high conviction in the Fund’s stocks and we are invested alongside you. We appreciate your support, and we will continue to strive to prudently manage your money.

Sincerely yours,

Ryan Batchelor, CFA, CPA
Principal and Portfolio Manager
Clifford Capital Partners, LLC

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

The fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling (800) 628-4077, or by going to the Clifford Capital Partners Fund’s website at www.cliffordcapfund.com and clicking on the “Prospectus” link. Read it carefully before investing.

Risks of the Fund

The Fund invests in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing, including the financial risk of selecting individual companies that do not perform as anticipated. Over time, the stock markets tend to move in cycles. The value of the Fund’s investments may increase or decrease more than the stock markets in general.

Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies. These companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and may be more vulnerable than larger companies to adverse business or economic developments; the risk exists that the companies will not succeed; and the prices of the companies’ shares could dramatically decline in value. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

The Fund is a focused fund and is currently expected to hold stocks of between only 25 and 35 companies once fully invested. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Because the Fund invests primarily in value stocks (stocks that the Adviser believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

The Clifford Capital Partners Funds are distributed by First Dominion Capital Corp., Member FINRA/SIPC

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund1.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service 12b-1 Fees	0.20%	0.00%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.11%	0.91%

1Table is from the January 28, 2019 Prospectus.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Portfolio Compositionas of March 31, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Consumer Discretionary	23.33%
Financials	20.78%
Information Technology	16.51%
Industrials	11.52%
Consumer Staples	6.70%
Utilities	3.46%
Materials	2.63%
Health Care	2.41%
Energy	1.89%
Money Market Fund	7.59%
96.82%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of InvestmentsMarch 31, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 89.23%

CONSUMER DISCRETIONARY – 23.33%
Abercrombie & Fitch Co.	27,600	$756,516
AutoZone, Inc.*	890	911,467
Big Lots, Inc.	15,700	596,914
Build-A-Bear Workshop, Inc.*	45,000	274,500
eBay Inc.	27,500	1,021,350
GameStop Corp. - Class A	30,000	304,800
Hanesbrands, Inc.	23,700	423,756
Harley-Davidson, Inc.	12,500	445,750
Target Corp.	10,100	810,626
		5,545,679

CONSUMER STAPLES – 6.70%
Fresh Del Monte Produce Inc.	12,400	335,172
General Mills, Inc.	11,000	569,250
The Procter & Gamble Co.	6,600	686,730
		1,591,152

ENERGY – 1.89%
KLX Energy Services Holdings, Inc.*	17,900	450,006

FINANCIALS – 20.78%
American Express Co.	9,000	983,700
CIT Group Inc.	16,000	767,520
Community Trust Bancorp, Inc.	11,500	472,190
CVB Financial Corp.	35,900	755,695
First Hawaiian, Inc.	30,200	786,710
WesBanco, Inc.	12,600	500,850
Westamerica Bancorporation	10,900	673,620
		4,940,285

HEALTH CARE – 2.41%
Johnson & Johnson	4,100	573,139

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of Investments - continuedMarch 31, 2019 (unaudited)

	Shares	Fair Value
INDUSTRIALS – 11.52%
Fastenal Co.	12,800	$823,168
HNI Corp.	15,100	547,979
Pitney Bowes Inc.	38,900	267,243
Stericycle, Inc.*	20,200	1,099,284
		2,737,674

INFORMATION TECHNOLOGY – 16.51%
CDK Global, Inc.	14,100	$829,362
Cisco Systems, Inc.	12,900	696,471
Dolby Laboratories Inc. - Class A	11,700	736,749
EVERTEC, Inc.	16,800	467,208
International Business Machines Corp.	4,600	649,060
NCR Corp.*	20,000	545,800
		3,924,650

MATERIALS – 2.63%
Compass Minerals International, Inc.	11,500	625,255

UTILITIES – 3.46%
Exelon Corp.	16,400	822,132

TOTAL COMMON STOCKS – 89.23%
(Cost: $18,859,440)		21,209,972

MONEY MARKET FUND – 7.59%
Federated Institutional Prime Obligations Fund Institutional Class 2.55%**	1,805,405	1,805,405
(Cost: $1,805,405)

TOTAL INVESTMENTS – 96.82%
(Cost: $20,664,845)		23,015,377
Other assets, net of liabilities – 3.18%		755,432
NET ASSETS – 100.00%		$23,770,809

*Non-Income producing

** Effective 7 day yield as of March 31, 2019

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Statement of Assets and LiabilitiesMarch 31, 2019 (unaudited)

ASSETS
Investments at fair value (identified cost of $20,664,845) (Note 1)	$23,015,377
Receivable for capital stock sold	786,065
Dividends and interest receivable	15,468
TOTAL ASSETS	23,816,910

LIABILITIES
Accrued investment management fees	45,743
Accrued 12b-1 fees	358
TOTAL LIABILITIES	46,101
NET ASSETS	$23,770,809

Net Assets Consist of:
Paid-in-capital applicable to 1,577,225 no par value shares of beneficial interest outstanding, unlimited shares authorized	$21,577,133
Distributable earnings (deficit)	2,193,676
Net Assets	$23,770,809

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class Shares:
Net Assets	$23,000,438
Shares Outstanding	1,526,030
Net Asset Value	$15.07

Investor Class Shares:
Net Assets	$770,371
Shares Outstanding	51,195
Net Asset Value	$15.05

REDEMPTION PRICE PER SHARE INCLUDING REDEMPTION FEE OF 2%	$14.75

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Statement of OperationsSix Months ended March 31, 2019 (unaudited)

INVESTMENT INCOME
Dividends	$216,664
Interest	21,472
Total investment income	238,136

EXPENSES
Investment management fees (Note 2)	85,582
12b-1 and servicing fees Investor Class (Note 2)	703
Total expenses	86,285
Net investment income (loss)	151,851

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	88,199
Net increase (decrease) in unrealized appreciation (depreciation) of investments	261,081
Net realized and unrealized gain (loss) on investments	349,280
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$501,131

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (unaudited)	Year ended September 30, 2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$151,851	$152,273
Net realized gain (loss) on investments	88,199	627,867
Net increase (decrease) in unrealized appreciation (depreciation) of investments	261,081	970,386
Increase (decrease) in net assets from operations	501,131	1,750,526

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(934,522)	(665,658)
Investor Class	(35,730)	(20,279)
Decrease in net assets from distributions	(970,252)	(685,937)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	6,345,212	3,555,696
Investor Class	203,752	322,154
Distributions reinvested
Institutional Class	934,522	665,658
Investor Class	35,730	20,279
Shares redeemed
Institutional Class	(652,150)	(1,333,334)
Investor Class	(90,077)	(72,377)
Increase (decrease) in net assets from capital stock transactions	6,776,989	3,158,076

NET ASSETS
Increase (decrease) during period	6,307,868	4,222,665
Beginning of perod	17,462,941	13,240,276
End of period*	$23,770,809	$17,462,941

* Includes accumulated undistributed net investment income (loss) of:		$79,661

[This page intentionally left blank.]

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Financial Highlights

	Institutional Class
	Six months ended March 31, 2019 (unaudited)		Years ended September 30,		Period January 1, 2016 to September 30, 2016(2)		Year ended December 31, 2015	Period January 31, 2014*** to December 31, 2014
			2018	2017
Net asset value, beginning of period	$15.83		$14.69	$13.11	$10.40		$11.83	$10.00

Investment activities
Net investment income (loss)(1)	0.12		0.16	0.12	0.07		0.14	0.13
Net realized and unrealized gain (loss) on investments	(0.12)		1.75	1.53	2.64		(1.33)	1.92
Total from investment activities	0.00		1.91	1.65	2.71		(1.19)	2.05
Distributions
Net investment income	(0.15)		(0.12)	(0.07)	—		(0.12)	(0.09)
Net realized gain	(0.61)		(0.65)	—	—		(0.12)	(0.13)
Total distributions	(0.76)		(0.77)	(0.07)	—		(0.24)	(0.22)

Net asset value, end of period	$15.07		$15.83	$14.69	$13.11		$10.40	$11.83

Total Return	0.95%	**	13.43%	12.62%	26.06%	**	(10.04% )	20.51%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	0.90%	*	0.90%	0.90%	0.90%	*	0.90%	0.90%	*
Net investment income (loss)	1.60%	*	1.06%	0.86%	0.81%	*	1.20%	1.30%	*
Portfolio turnover rate	11.90%	**	19.80%	34.07%	24.41%	**	54.61%	31.91%	**
Net assets, end of period (000’s)	$23,000		$16,814	$12,889	$4,477		$3,033	$2,894

*Annualized

**Not annualized

***Commencement of operations

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)On February 18, 2016, the Board of Trustees approved a change to the Fund’s fiscal year end to September 30.

Clifford Capital Partners Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Financial Highlights - continued

	Investor Class
	Six months ended March 31, 2019 (unaudited)		Years ended September 30,		Period January 1, 2016 to September 30, 2016(2)		Year ended December 31, 2015	Period January 31, 2014*** to December 31, 2014
			2018	2017
Net asset value, beginning of period	$15.77		$14.63	$13.08	$10.40		$11.86	$10.00

Investment activities
Net investment income (loss)(1)	0.10		0.13	0.09	0.05		0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.10)		1.76	1.52	2.63		(1.32)	1.91
Total from investment activities	0.00		1.89	1.61	2.68		(1.21)	2.04
Distributions
Net investment income	(0.11)		(0.10)	(0.06)	—		(0.13)	(0.05)
Net realized gain	(0.61)		(0.65)	—	—		(0.12)	(0.13)
Total distributions	(0.72)		(0.75)	(0.06)	—		(0.25)	(0.18)

Net asset value, end of period	$15.05		$15.77	$14.63	$13.08		$10.40	$11.86

Total Return	0.87%	**	13.29%	12.30%	25.77%	**	(10.22% )	20.42%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.10%	*	1.10%	1.10%	1.10%	*	1.10%	1.10%	*
Net investment income (loss)	1.40%	*	0.86%	0.66%	0.61%	*	0.98%	1.19%	*
Portfolio turnover rate	11.90%	**	19.80%	34.07%	24.41%	**	54.61%	31.91%	**
Net assets, end of period (000’s)	$770		$649	$352	$264		$123	$164

*Annualized

**Not annualized

***Commencement of operations

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)On February 18, 2016, the Board of Trustees approved a change to the Fund’s fiscal year end to September 30.

Clifford Capital Partners Fund

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Notes To Financial Statements March 31, 2019 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Clifford Capital Partners Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management company and was established in January, 2014 as a series of another registered investment company (the “predecessor trust”). On February 8, 2016, the Fund was reorganized from a series of the predecessor trust into the Trust.

On February 18, 2016, the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end be changed to September 30.

The objective of the Fund is long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under Regulation S-X. The Fund’s adoption of these amendments, effective with the financial statements prepared as of March 31, 2019 had no effect on the Fund’s net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the September 30, 2018 Statements of

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each class of shareholders, other than tax basis return of capital distributions, in one line item per share class. Distributions to shareholders for the year ended September 30, 2018 from net realized gains in the Fund was as follows:

Distributions to Shareholders:
From net investment income:
Institutional Class	$106,211
Investor Class	2,668
From net realized gains:
Institutional Class	559,447
Investor Class	17,611

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,209,972	$—	$—	$21,209,972
Money Market Fund	1,805,405	—	—	1,805,405
	$23,015,377	$—	$—	$23,015,377

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the six months ended March 31, 2019. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended March 31, 2019.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2015.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2019, there were no such reclassifications.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers two classes of shares: Investor Class and Institutional Class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed after being held for 60 days or less. Institutional Class shares are not subject to a redemption fee.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement (“Advisory Agreement”), Clifford Capital Partners, LLC (the “Adviser”), at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under this Advisory Agreement the Adviser pays the operating expenses of the Fund excluding fees payable under the Advisory Agreement, brokerage fees and commissions, taxes, interest expense, interest and dividend expenses on securities sold short, the costs of acquired fund fees and expenses, 12b-1 fees, shareholder service fees, and extraordinary expenses. For its services the Adviser receives an investment management fee equal to 0.90% of the average daily net assets of the Fund. For the six months ended March 31, 2019, management fees earned amounted to $85,582 of which $45,743 was owed to the Adviser as of March 31, 2019.

The Fund has adopted a Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Fund may compensate financial intermediaries that provide services for shareholders of the Fund. The Plan provides that the Fund will pay an annual rate of up to 0.20% of the average daily net assets of the Fund’s Investor Class shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/or administrative services, responding to customer inquiries, and providing information on customer investments.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

Because the shareholder services fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

For the six months ended March 31, 2019, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Investor Class	Shareholder Services	$703

The Advisor pays all operating expenses except for Management Fees and 12b-1 expenses. First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter and distributor in the continuous public offering of the Fund’s shares. For the six months ended March 31, 2019, FDCC received no commissions or underwriting fees from the sale of the Fund’s shares.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2019, the following fees were paid by the Advisor:

Administration	Transfer Agent	Fund Accounting
$15,000	$12,000	$12,500

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2019 were as follows:

Purchases	Sales
$7,739,490	$2,090,563

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2019 and the year ended September 30, 2018 was as follows:

	Six months ended March 31, 2019 (unaudited)	Year ended September 30, 2018
Distributions paid from:
Ordinary income	$ 190,948	$ 274,713
Realized gains	779,304	411,224
	$ 970,252	$ 685,937

As of March 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Six months ended March 31, 2019 (unaudited)
Accumulated net investment income (loss)	$83,959
Accumulated net realized gain (loss)	(240,815)
Net unrealized appreciation (depreciation) on investments	2,350,532
$2,193,676

As of March 31, 2019, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$20,664,845	3,197,857	(847,325)	$2,350,532

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Notes To Financial Statements - continuedMarch 31, 2019 (unaudited)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Six months ended March 31, 2019 (unaudited)
	Institutional Class	Investor Class
Shares sold	437,217	13,862
Shares reinvested	73,700	2,822
Shares redeemed	(47,265)	(6,671)
Net increase (decrease)	463,652	10,013

Year ended September 30, 2018
	Institutional Class	Investor Class
Shares sold	228,152	20,601
Shares reinvested	45,129	1,378
Shares redeemed	(88,523)	(4,827)
Net increase (decrease)	184,758	17,152

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2018, and held for the six months ended March 31, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Fund Expenses (unaudited)  - continued

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratio	Expenses Paid During Period* Ended 3/31/19
Institutional Class Actual	$1,000.00	$1,009.45	0.90%	$4.51
Institutional Class Hypothetical**	$1,000.00	$1,020.50	0.90%	$4.53
Investor Class Actual	$1,000.00	$1,008.75	1.10%	$5.51
Investor Class Hypothetical**	$1,000.00	$1,019.50	1.10%	$5.54

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent period divided by 365 days in the current year.

**5% return before expenses

Investment Adviser:

Clifford Capital Partners, LLC
395 S. Main Street, Suite 203
Alpine, Utah 84004

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Administrator and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.                      CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                      EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 6, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: June 6, 2019

* Print the name and title of each signing officer under his or her signature.